Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 10, 2025
Entity Registrant Name	dei_EntityRegistrantName	THE GABELLI MONEY MARKET FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000888129
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated March 10, 2025, to the Fund’s
Statutory Prospectus (the “Prospectus”) dated January 28, 2025

This supplement amends certain information in the Fund’s Prospectus. Unless otherwise indicated, all other information included in the Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

Removal of Redemption Fees and Account Closeout Fees

Effective March 10, 2025, the Fund rescinded the imposition of redemption fees and account closeout fees. Accordingly, the changes below are hereby made to the Fund’s Prospectus to reflect the removal of such fees.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

On page 2 of the Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Fees and Expenses of the Fund,” the fee and expense table and corresponding footnotes are deleted in their entirety and replaced with the following :

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

On page 2 of the Summary Prospectus, under the section titled “SUMMARY OF THE FUND” and the heading “Expense Example,” the disclosure is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you pay the maximum contingent deferred sales charge (you had exchanged into the Fund when you were still subject to a deferred sales charge (for Class A and C shares only)), and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
THE GABELLI U.S. TREASURY MONEY MARKET FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	8
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	26
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	45
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 103
THE GABELLI U.S. TREASURY MONEY MARKET FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	8
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	26
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	45
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 103
THE GABELLI U.S. TREASURY MONEY MARKET FUND | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	8
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	26
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	45
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 103